Other Non-Current Assets and Other Non-Current Financial Assets - Other financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Non-current assets [abstract]
Non-current accounts receivables			$ 1,686	$ 1,686
Derivative financial instruments			3,880	3,520
Others			1,587	923
Other investments measured at FVTPL			7,514	0
Other investments in equity instruments			0	17,681
Other non-current financial assets	$ 868		$ 14,667	$ 23,810

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3